Related Parties Payable	12 Months Ended
Dec. 31, 2017
Related Parties Payable [abstract]
RELATED PARTIES PAYABLE
30.	RELATED PARTIES PAYABLE

(1)	Nature of relationship with related parties

Name	Relationship with the Group
Yan, Keyan	Chairman, Director, and CEO
Chen, Bizhen	Wife of Yan, Keyan
KBS International	Ex-shareholder of Hongri
Shishi City Lingxiu Hongri Knitwear Factory	Company owned by Chen, Bizhen

(2)	Significant balances between the Group and the above related parties:

		As at December 31,
Name	Nature	2017	2016
Yan, Keyan	Borrowing of funds	154,137	1,125.912
Chen, Bizhen	Borrowing of funds	-	24,416
		154,137	1,150,328

Related parties payables were unsecured, non-interest bearing and repayment on demand.

During 2017, Mr. Yan and Ms. Chen provided personal guarantees for the loans as set forth in Note 31.

*The Company entered into a lease arrangement for office space with this related party in 2010. The breakdown of the commitment to the lease is disclosed in note 35.